Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BondBloxx USD High Yield Bond Industrial Sector ETF
Prospectus [Line Items]
Annual Return [Percent]	8.04%	7.24%	12.28%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Prospectus [Line Items]
Annual Return [Percent]	8.64%	6.74%	11.69%
BondBloxx USD High Yield Bond Healthcare Sector ETF
Prospectus [Line Items]
Annual Return [Percent]	10.47%	9.74%	13.23%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Prospectus [Line Items]
Annual Return [Percent]	8.98%	8.24%	13.77%
BondBloxx USD High Yield Bond Energy Sector ETF
Prospectus [Line Items]
Annual Return [Percent]	6.87%	7.22%	12.11%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Prospectus [Line Items]
Annual Return [Percent]	7.37%	7.58%	15.25%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Prospectus [Line Items]
Annual Return [Percent]	8.54%	6.00%	12.18%
BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Annual Return [Percent]	7.80%	7.35%
BondBloxx BB Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	8.72%	6.16%	11.00%
BondBloxx B Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	8.00%	7.12%	13.55%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.60%	12.95%	19.26%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	13.47%	9.26%	9.96%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	4.23%	5.08%	4.90%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	4.45%	4.85%	4.73%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	5.25%	3.87%	4.23%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	6.22%	2.95%	4.33%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	7.70%	1.26%	4.41%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	8.30%	(0.50%)	3.72%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	7.55%	(2.28%)	3.74%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	3.00%	(10.40%)	2.39%
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	6.83%
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	9.43%
BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	7.37%
BondBloxx IR+M Tax-Aware Short Duration ETF
Prospectus [Line Items]
Annual Return [Percent]	4.54%
BondBloxx Private Credit CLO ETF
Prospectus [Line Items]
Annual Return [Percent]	6.10%